Financial Liabilities at Amortised Cost (Details) - Schedule of Debts Classified - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities at Amortised Cost (Details) - Schedule of Debts Classified [Line Items]
Issued debt instruments current	$ 1,850,037	$ 492,396
Issued debt instruments non current	6,151,008	6,673,497
Issued debt instruments	8,001,045	7,165,893
Other financial liabilities current	296,095	292,756
Other financial liabilities non current	178	239
Other financial liabilities	296,273	292,995
Total current	1,822,096	785,152
Total non current	6,475,222	6,673,736
Total	8,297,318	7,458,888
Mortgage Finance Bonds [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Debts Classified [Line Items]
Issued debt instruments current	975	2,592
Issued debt instruments non current	254	1,206
Issued debt instruments	1,229	3,798
Senior Bonds [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Debts Classified [Line Items]
Issued debt instruments current	1,849,062	482,696
Issued debt instruments non current	6,076,323	6,597,776
Issued debt instruments	7,925,385	7,080,472
Mortgage Bonds [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Debts Classified [Line Items]
Issued debt instruments current		7,108
Issued debt instruments non current	74,431	74,515
Issued debt instruments	$ 74,431	$ 81,623